Share-Based Payments (Details 1) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employees and consultants [Member]
Statement Line Items [Line Items]
Outstanding at January 1	5,647,175	4,609,634
Granted during the year	23,061,122	2,652,500
Exercised during the year	(1,167)	(590,292)
Forfeited or expired during the year	(2,650,225)	(1,024,667)
Outstanding at December 31	26,056,905	5,647,175
Exercisable as of December 31	2,691,568	2,476,800
Directors [Member]
Statement Line Items [Line Items]
Outstanding at January 1	2,070,000	3,145,001
Granted during the year	2,545,000	300,000
Exercised during the year
Forfeited or expired during the year	(693,250)	(1,375,001)
Outstanding at December 31	3,921,750	2,070,000
Exercisable as of December 31	2,013,750	1,913,750